Short-term borrowings and long-term debt	12 Months Ended
Mar. 31, 2014
Short-term borrowings and long-term debt

9. Short-term borrowings and long-term debt:

Short-term borrowings, excluding the current portion of long-term debt as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Short-term borrowings denominated in Japanese Yen:
Unsecured short-term loans from financial institutions	¥—	¥7,700
(Year ended March 31, 2014—weighted-average variable rate per annum : 0.5% as of March 31, 2014)
Short-term borrowings denominated in Euro:
Unsecured short-term loans from financial institutions	12,307	1,795
(Year ended March 31, 2013—weighted-average variable rate per annum : 1.2% as of March 31, 2013)
(Year ended March 31, 2014—weighted-average variable rate per annum : 1.3% as of March 31, 2014)

Total short-term borrowings	¥12,307	¥9,495

Long-term debt as of March 31, 2013 and 2014 were as follows:

	Millions of yen
	2013	2014
Debt denominated in Japanese Yen:
Unsecured corporate bonds	¥240,000	¥220,000
(Year ended March 31, 2013—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2014-2019)
(Year ended March 31, 2014—interest rates per annum : 0.2%-2.0%, due : years ending March 31, 2018-2024)
Unsecured indebtedness to financial institutions	1,016	836
(Year ended March 31, 2013—interest rates per annum : 0.9%-1.5%, due : years ending March 31, 2014-2018)
(Year ended March 31, 2014—interest rates per annum :0.9%-1.2%, due : years ending March 31, 2015-2018)
Debt denominated in Euro:
Unsecured indebtedness to financial institutions	443	15
(Year ended March 31, 2013—interest rates per annum : 2.4%-7.5%, due : years ending March 31, 2014-2018)
(Year ended March 31, 2014—interest rates per annum : 7.5%, due : year ending March 31, 2018)

Sub-total	¥241,459	¥220,851
Less: Current portion	(70,437)	(248)

Total long-term debt	¥171,022	¥220,603

For the fiscal year ended March 31, 2013, DOCOMO redeemed ¥60,000 million unsecured corporate bonds and newly issued ¥60,000 million unsecured corporate bonds at 0.2% maturing through the fiscal year ending March 31, 2018. For the fiscal year ended March 31, 2014, DOCOMO redeemed ¥70,000 million unsecured corporate bonds and newly issued ¥50,000 million unsecured corporate bonds at 0.73% maturing through the fiscal year ending March 31, 2024.

Interest rates on DOCOMO’s debts are mainly fixed. DOCOMO may use interest rate swap agreements, under which DOCOMO receives fixed rate interest payments and pays floating rate interest payments, to hedge the changes in fair value of certain debt as a part of its asset-liability management (ALM). Information relating to interest rate swap agreements is disclosed in Note 19 “Financial instruments.” DOCOMO did not enter into any interest rate swaps agreements designated as instruments hedging the changes in fair value for the fiscal year ended March 31, 2013 and 2014. DOCOMO was not a counterparty to any interest rate swap agreements designated as instruments hedging the changes in fair value as of March 31, 2013 and 2014.

Interest costs related specifically to short-term borrowings and long-term debt for the fiscal years ended March 31, 2012, 2013 and 2014 totaled ¥4,356 million, ¥3,916 million and ¥3,096 million, respectively. “Interest expense” in the consolidated statements of income excludes the amounts of capitalized interest.

The aggregate amounts of annual maturities of long-term debt as of March 31, 2014, were as follows:

Year ending March 31,	Millions of yen
2015	¥248
2016	203
2017	200
2018	60,200
2019	110,000
Thereafter	50,000

Total	¥220,851